UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2010

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
July 29, 2010

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: $168,215 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
McDonalds Corp                 COM              580135101      249 3776.000 SH       SOLE                                   3776.000
Questar Corporation            COM              748356102      218 4800.000 SH       SOLE                                   4800.000
Nuveen Real Estate Income Fund COM              67071B108       99 11828.0000SH      SOLE                                 11828.0000
S&P MidCap SPDR 400 ETF Trust  COM              595635103      922 7138.0658SH       SOLE                                  7138.0658
SPDR S&P 500 ETF Trust         COM              78462F103    24367 236065.7704SH     SOLE                                236065.7704
SPDR S&P International Small C COM              78463x871      210 8891.9406SH       SOLE                                  8891.9406
Vanguard Emerging Markets VIPE COM              922042858    18661 491220.5209SH     SOLE                                491220.5209
Vanguard FTSE All-World EX-US  COM              922042775    39558 1030696.8071SH    SOLE                               1030696.8071
Vanguard Large Cap             COM              922908637     9355 199514.8040SH     SOLE                                199514.8040
Vanguard Mid Cap Vipers        COM              922908629     5333 90875.0010SH      SOLE                                 90875.0010
Vanguard REIT Vipers           COM              922908553      887 19069.1320SH      SOLE                                 19069.1320
Vanguard Small Cap             COM              922908751     3924 69321.5955SH      SOLE                                 69321.5955
Vanguard Small Cap Value       COM              922908611      315 5845.0000SH       SOLE                                  5845.0000
Vanguard Total Stock Market Vi COM              922908769     4701 89447.6178SH      SOLE                                 89447.6178
Vanguard Value                 COM              922908744      351 7864.4206SH       SOLE                                  7864.4206
iPath Dow Jones AIG Commodity  COM              06738c778      213 5670.0000SH       SOLE                                  5670.0000
iShares Barclays US Treasury I COM              464287176    10504 98253.4666SH      SOLE                                 98253.4666
iShares DJ US Regional Banks I COM              464288778      241 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      257 5168.0000SH       SOLE                                  5168.0000
iShares MSCI Eafe Index Fund   COM              464287465     1927 41434.0983SH      SOLE                                 41434.0983
iShares MSCI Emerging Markets  COM              464287234     1382 37028.4194SH      SOLE                                 37028.4194
iShares Russell 1000 Growth    COM              464287614     2895 63166.0000SH      SOLE                                 63166.0000
iShares Russell 1000 Index Fun COM              464287622     3317 58053.3645SH      SOLE                                 58053.3645
iShares Russell 1000 Value Ind COM              464287598     2089 38531.2667SH      SOLE                                 38531.2667
iShares Russell 2000 Growth    COM              464287648      536 8056.2857SH       SOLE                                  8056.2857
iShares Russell 2000 Index     COM              464287655     4816 78796.5583SH      SOLE                                 78796.5583
iShares Russell 2000 Value     COM              464287630      560 9822.2997SH       SOLE                                  9822.2997
iShares Russell 3000 Index     COM              464287689      257 4212.0000SH       SOLE                                  4212.0000
iShares Russell Midcap         COM              464287499     7760 96476.6203SH      SOLE                                 96476.6203
iShares Russell Midcap Growth  COM              464287481     7290 166825.1439SH     SOLE                                166825.1439
iShares Russell Midcap Value   COM              464287473     6990 191829.8881SH     SOLE                                191829.8881
iShares S&P Euro 350 Index     COM              464287861      410 13080.0000SH      SOLE                                 13080.0000
iShares S&P GSCI Commodity Ind COM              46428r107      314 11311.0000SH      SOLE                                 11311.0000
iShares Trust S&P 500 Index    COM              464287200     7306 70615.2306SH      SOLE                                 70615.2306